Document And Entity Information	Dec. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Central Index Key	0001888654
Entity Emerging Growth Company	true
Entity File Number	001-41279
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3426517
Entity Address, Address Line One	9329 Mariposa Road, Suite 210
Entity Address, City or Town	Hesperia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92344
City Area Code	(442)
Local Phone Number	221-0225
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock
Trading Symbol	FEAM
Security Exchange Name	NASDAQ